Loss Per Share - Weighted average numbers of ordinary shares outstanding (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss Per Share
Weighted average numbers of ordinary shares outstanding	71,966,426	85,007,478
Outstanding weighted average options granted
Loss Per Share
Weighted average numbers of ordinary shares outstanding	20,320,395	30,443,328
Convertible notes
Loss Per Share
Weighted average numbers of ordinary shares outstanding	51,646,031	54,564,150